UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
July 31
Date of Fiscal Year End
October 31, 2008
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.Cert Sectoin 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Arizona Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 99.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.9%
$1,500	Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,378,680
1,500	Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,280,760

		$2,659,440

Electric Utilities — 5.7%
$750	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$659,370
5,000	Salt River Project Agricultural Improvements and Power District, 5.00%, 1/1/38	4,638,450

		$5,297,820

Escrowed/Prerefunded — 11.3%
$7,500	Maricopa County, Single Family Mortgage Revenue, Escrowed to Maturity, 0.00%, 2/1/16	$5,441,850
6,500	Phoenix Industrial Development Authority, Single Family Mortgage Revenue, Escrowed to Maturity, 0.00%, 12/1/14(1)	5,051,670

		$10,493,520

General Obligations — 3.8%
$1,125	Puerto Rico, 0.00%, 7/1/18	$625,523
1,485	Tempe, 3.75%, 7/1/24	1,236,411
1,600	Tucson, 5.375%, 7/1/21	1,700,528

		$3,562,462

Health Care-Miscellaneous — 0.8%
$490	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$335,038
500	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	379,880

		$714,918

Hospital — 10.6%
$2,000	Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$1,633,440
1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	952,119
750	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	530,220
500	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	343,690
1,750	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,427,597
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,174,730
1,800	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,461,564
2,000	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,607,320
1,000	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	760,240

		$9,890,920

Industrial Development Revenue — 0.5%
$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$447,109

		$447,109

1

Insured-Education — 2.7%
$1,000	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$958,610
1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,586,358

		$2,544,968

Insured-Electric Utilities — 4.0%
$750	Maricopa County Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$565,058
1,000	Mesa Utility System, (FGIC), (MBIA), 5.00%, 7/1/23	970,600
760	Mesa Utility System, (FSA), 4.25%, 7/1/29	615,060
380	Pima County Industrial Development Authority, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	381,896
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	1,208,856

		$3,741,470

Insured-Escrowed/Prerefunded — 4.7%
$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	$1,172,160
1,000	Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	1,063,420
2,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	2,113,485

		$4,349,065

Insured-General Obligations — 8.3%
$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$307,668
1,000	Goodyear, (FSA), 4.25%, 7/1/37	761,380
1,300	Goodyear, (MBIA), 3.00%, 7/1/26	929,721
2,920	Maricopa County Elementry School District No. 3, (FSA), 5.00%, 7/1/25	2,926,366
2,350	Pinal County Unified School District No. 43, Apache Junction, (FSA), 5.00%, 7/1/24	2,314,726
500	Puerto Rico, (FSA), Variable Rate, 9.183%, 7/1/27(3)(4)	525,955

		$7,765,816

Insured-Hospital — 3.1%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (MBIA), 5.50%, 6/1/15	$1,162,006
2,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,735,920

		$2,897,926

Insured-Housing — 0.8%
$1,000	Phoenix Industrial Development Authority, Student Housing Revenue, (Downtown Phoenix Student, LLC), (AMBAC), 4.50%, 7/1/42	$716,870

		$716,870

Insured-Lease Revenue/Certificates of Participation — 2.7%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$906,170
500	Nogales Municipal Development Authority, Inc., (MBIA), 4.50%, 6/1/31	378,070
1,500	Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (MBIA), 0.00%, 7/1/41	994,470
280	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	254,069

		$2,532,779

Insured-Special Tax Revenue — 13.1%
$1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 4.50%, 7/1/24	$860,820
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	955,270
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	671,992
5,000	Downtown Phoenix Hotel Corp., (FGIC), (MBIA), 5.00%, 7/1/36	3,572,500
2,000	Glendale Transportation, Excise Tax Revenue, (MBIA), 4.50%, 7/1/32	1,652,000
2,040	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,887,408

2

3,670	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	155,608
680	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	59,847
1,345	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	110,398
1,080	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	82,577
2,000	Queen Creek, Excise Tax & State Shared Revenue, (MBIA), 5.00%, 8/1/27	1,894,940
320	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	275,328

		$12,178,688

Insured-Transportation — 7.6%
$3,000	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (MBIA), (AMT), 5.25%, 7/1/27	$2,449,260
1,725	Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,313,139
1,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,662,661
2,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	1,660,140

		$7,085,200

Insured-Water and Sewer — 0.9%
$950	Cottonwood Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$818,102

		$818,102

Lease Revenue/Certificates of Participation — 0.4%
$400	Arizona Game and Fish Department & Commission, (AGF Adminstration Building), 5.00%, 7/1/32	$344,340

		$344,340

Other Revenue — 2.7%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,442,840
16,505	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	353,537
10,765	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	128,211
1,000	Salt Verde Financial Corporation, Senior Gas Revenue, 5.00%, 12/1/37	605,470

		$2,530,058

Senior Living/Life Care — 1.5%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. — Mesa), 7.625%, 1/1/26(5)	$1,409,256

		$1,409,256

Special Tax Revenue — 6.5%
$1,000	Glendale Western Loop, (101 Public Facilites Corp.), 6.25%, 7/1/38	$1,006,240
1,000	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	869,380
1,750	Scottsdale, (Municipal Property Corp.), 4.25%, 7/1/31	1,443,767
1,000	Scottsdale, (Municipal Property Corp.), 4.50%, 7/1/32	876,860
1,000	Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	979,200
1,000	Tempe Transportation, Excise Tax Revenue, 5.00%, 7/1/33	918,960

		$6,094,407

Student Loan — 2.1%
$2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	$2,004,040

		$2,004,040

Transportation — 3.1%
$3,000	Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$2,844,360

		$2,844,360

Total Tax-Exempt Investments — 99.8% (identified cost $104,549,286)		$92,923,534

Other Assets, Less Liabilities — 0.2%		$193,744

Net Assets — 100.0%		$93,117,278

3

AGC	— Assured Guaranty Corp.
AMBAC	— AMBAC Financial Group, Inc.
AMT	— Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	— CIFG Assurance North America, Inc.
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance, Inc.
MBIA	— Municipal Bond Insurance Association
XLCA	— XL Capital Assurance, Inc.
The Fund invests primarily in debt securities issued by Arizona municipalities. In addition, 13.0% of the Fund’s net assets at October 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2008, 47.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 12.1% of total investments.
(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities is $525,955 or 0.6% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2008.

(5)	Security is in default with respect to scheduled principal payments.

4

A summary of financial instruments at October 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/08	109 U.S. Treasury Bond	Short	(12,824,150)	$(12,330,625)	$493,525

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
			3-month USD-	September 14, 2009 /
JP Morgan Chase Co.	$ 1,750,000	4.473%	LIBOR-BMA	September 14, 2039	$(48,103)
Morgan Stanley Capital Services, Inc.	1,350,000	4.691	3-month USD- LIBOR-BMA	June 11, 2009 / June 11, 2039	(33,370)

					$(81,473)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At October 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$101,648,129

Gross unrealized appreciation	$2,576,358
Gross unrealized depreciation	(13,580,953)

Net unrealized depreciation	$(11,004,595)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$493,525
Level 2	Other Significant Observable Inputs	92,923,534	(81,473)
Level 3	Significant Unobservable Inputs	—	—

Total		$92,923,534	$412,052

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Colorado Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 95.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.8%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$952,170

		$952,170

Electric Utilities — 2.2%
$500	Colorado Springs Utilities, 4.75%, 11/15/34	$424,325
375	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	329,685

		$754,010

Escrowed/Prerefunded — 11.1%
$500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	$555,105
975	Colorado Water Resources and Power Development Authority, Prerefunded to 9/1/11, 5.00%, 9/1/21	1,033,851
3,000	Dawson Ridge Metropolitan District # 1, Escrowed to Maturity, 0.00%, 10/1/22(1)	1,431,090
715	University of Colorado Hospital Authority, Prerefunded to 11/15/11, 5.60%, 11/15/25	768,711

		$3,788,757

Hospital — 9.5%
$500	Aspen Valley Hospital District, (Colorado Hospital), 5.00%, 10/15/26	$376,540
1,150	Colorado Health Facilities Authority, (Adventist Health/Sunbelt), 5.25%, 11/15/35	935,651
750	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	552,780
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	416,695
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	264,426
350	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/37	250,100
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	437,510

		$3,233,702

Housing — 5.5%
$975	Colorado Housing and Finance Authority, (Birchwood Manor Project), (AMT), 5.50%, 9/20/36	$784,612
830	Denver Multi-family Housing, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	830,216
315	Lake Creek, (Affordable Housing Corp.), 6.25%, 12/1/23	271,867

		$1,886,695

Industrial Development Revenue — 5.4%
$500	Colorado Housing and Finance Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$419,070
120	Denver City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	55,441
320	Denver City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	160,189
530	Fort Collins, Pollution Control Revenue, (Anheuser-Busch Cos., Inc.), 4.70%, 9/1/40	417,714
340	Park Meadows Business Improvement District, 5.35%, 12/1/31	244,382
500	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	200,675
525	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	353,062

		$1,850,533

1

Insured-Education — 5.8%
$1,900	Colorado Educational and Cultural Facilities Authority, (University of Denver), (FGIC), (MBIA), 5.00%, 3/1/35(2)	$1,717,239
610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	275,805

		$1,993,044

Insured-Electric Utilities — 3.3%
$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$701,063
230	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	201,889
270	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	229,592

		$1,132,544

Insured-General Obligations — 6.3%
$245	Castle Pines North Metropolitan District, (FSA), 5.00%, 12/1/27	$236,802
1,000	Castlewood Ranch Metropolitan District, (XLCA), 4.25%, 12/1/34	705,040
665	McKay Landing Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	496,303
500	Moffat County School District No. RE001, (FSA), 5.25%, 12/1/27	496,995
200	Puerto Rico, (FSA), Variable Rate, 9.183%, 7/1/27(3)(4)	210,382

		$2,145,522

Insured-Hospital — 3.9%
$750	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41	$667,223
750	Colorado Health Facilities Authority, (Poudre Valley Health Care, Inc.), (FSA), 5.25%, 3/1/40	675,757

		$1,342,980

Insured-Housing — 1.8%
$750	Denver City and County Housing Authority, Capital Fund Program Revenue, (Three Towers Rehabilitation Project), (FSA), (AMT), 5.20%, 11/1/27	$611,490

		$611,490

Insured-Special Tax Revenue — 9.2%
$500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	$352,615
1,500	Denver Convention Center, (XLCA), 5.125%, 12/1/26	1,237,980
830	Regional Transportation District, (Fastracks Project), (AMBAC), 4.375%, 11/1/36	644,810
1,000	Sand Creek Metropolitan District, (XLCA), 5.375%, 12/1/27	917,790

		$3,153,195

Insured-Transportation — 17.3%
$1,000	Denver City and County, Airport Revenue, (MBIA), (AMT), 5.00%, 11/15/30	$769,580
2,750	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16	1,778,343
1,500	Northwest Parkway Public Highway Authority, (FSA), Prerefunded to 6/15/11, 5.25%, 6/15/41	1,604,970
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,738,740

		$5,891,633

Insured-Water and Sewer — 0.3%
$150	Colorado Water Resources and Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$117,138

		$117,138

Lease Revenue/Certificates of Participation — 1.4%
$500	Colorado Higher Education, Capital Construction, Lease Purchase Program, 5.50%, 11/1/27(5)	$494,200

		$494,200

2

Senior Living/Life Care — 3.3%
$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$270,492
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	557,925
425	Logan County Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	293,713

		$1,122,130

Special Tax Revenue — 2.9%
$400	Bachelor Gulch Metropolitan District, 6.70%, 11/15/19	$376,244
360	Bell Mountain Ranch Metropolitan District, 6.625%, 11/15/25	309,892
350	Black Hawk, Device Tax, 5.00%, 12/1/18	305,466

		$991,602

Transportation — 1.8%
$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$237,642
500	Walker Field Public Airport Authority, 4.75%, 12/1/27	360,815

		$598,457

Water and Sewer — 1.7%
$540	Colorado Water Resources and Power Development Authority, 5.50%, 9/1/22	$567,405

		$567,405

Total Tax-Exempt Investments — 95.5% (identified cost $37,740,885)		$32,627,207

Other Assets, Less Liabilities — 4.5%		$1,532,272

Net Assets — 100.0%		$34,159,479

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.
The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2008, 50.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.6% to 14.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities is $210,382 or 0.6% of the Fund’s net assets.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2008.
(5)	When-issued security.
(6)	Security is in default and is making only partial interest payments.

3

A summary of financial instruments at October 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/08	57 U.S. Treasury Bond	Short	$(6,711,552)	$(6,448,125)	$263,427
Interest Rate Swaps

Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
			3-month USD-	April 1, 2009 /
Merrill Lynch Capital Services, Inc.	$675,000	4.682%	LIBOR-BBA	April 1, 2039	$(19,482)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At October 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,727,370

Gross unrealized appreciation	$666,726
Gross unrealized depreciation	(5,766,889)

Net unrealized depreciation	$(5,100,163)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$263,427
Level 2	Other Significant Observable Inputs	32,627,207	(19,482)
Level 3	Significant Unobservable Inputs	—	—

Total		$32,627,207	$243,945

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Connecticut Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 102.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.4%
$1,000	Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	$867,450
2,500	Connecticut Health and Educational Facilities Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	2,044,450
5,000	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	4,599,680
4,220	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	3,990,305
1,350	University of Connecticut, 5.00%, 5/15/23	1,348,583

		$12,850,468

Electric Utilities — 3.6%
$3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$2,477,685
1,500	Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,176,840
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	403,010

		$4,057,535

Escrowed/Prerefunded — 4.5%
$3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	$3,244,358
1,500	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,613,100
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	186,769

		$5,044,227

General Obligations — 7.7%
$1,750	Connecticut, 0.00%, 11/1/09	$1,711,272
1,000	Fairfield, 5.00%, 1/1/23	1,022,390
1,475	North Haven, 5.00%, 7/15/23	1,501,078
1,490	North Haven, 5.00%, 7/15/25	1,501,667
1,065	Puerto Rico, 0.00%, 7/1/15	738,151
400	Redding, 5.50%, 10/15/18	428,588
650	Redding, 5.625%, 10/15/19	711,393
535	Wilton, 5.25%, 7/15/18(2)	575,740
535	Wilton, 5.25%, 7/15/19	570,583

		$8,760,862

Housing — 1.3%
$2,000	Connecticut Housing Finance Authority, (AMT), 5.15%, 5/15/38	$1,514,660

		$1,514,660

Industrial Development Revenue — 7.5%
$400	Connecticut Development Authority, (Mystic Marinelife Aquarium), 4.75%, 5/1/42	$309,284
2,705	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	2,489,898
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	3,501,315
700	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	280,945
1,350	Sprague Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,026,378

1

1,320	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	887,700

		$8,495,520

Insured-Education — 12.2%
$1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,915,193
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,002,050
1,000	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (MBIA), 5.00%, 7/1/37	910,800
2,500	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (MBIA), 5.75%, 7/1/33	2,531,200
5,305	Connecticut Health and Educational Facilities Authority, (Trinity College), (MBIA), 5.50%, 7/1/21	5,470,781
1,000	University of Connecticut, (FGIC), 5.00%, 2/15/24	994,640

		$13,824,664

Insured-Electric Utilities — 5.7%
$4,000	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	$3,383,440
3,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	3,022,140

		$6,405,580

Insured-Escrowed/Prerefunded — 6.6%
$1,500	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,614,105
1,000	Connecticut Health and Educational Facilities Authority, (Greenwich Academy), (FSA), Prerefunded to 3/1/11, 5.00%, 3/1/32	1,063,560
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	554,295
2,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	2,640,585
1,500	Suffield, (MBIA), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,579,125

		$7,451,670

Insured-General Obligations — 5.3%
$3,870	Bridgeport, (FGIC), (MBIA), 4.75%, 8/15/21	$3,560,516
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,043,930
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,048,620
350	Puerto Rico, (FSA), Variable Rate, 9.183%, 7/1/27(3)(4)	368,169

		$6,021,235

Insured-Hospital — 2.3%
$2,000	Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (MBIA), 5.00%, 7/1/21	$1,720,260
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (FSA), 5.125%, 7/1/35	915,190

		$2,635,450

Insured-Housing — 0.7%
$985	Connecticut Housing Finance Authority, (AMBAC), 5.10%, 11/15/38	$746,512

		$746,512

Insured-Lease Revenue/Certificates of Participation — 2.7%
$3,250	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$3,076,613

		$3,076,613

Insured-Pooled Loans — 0.8%
$965	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	$858,821

		$858,821

2

Insured-Special Tax Revenue — 2.6%
$2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	$2,007,740
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	925,200

		$2,932,940

Insured-Transportation — 8.4%
$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (MBIA), (AMT), 5.125%, 10/1/26	$4,431,900
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	494,880
3,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,412,831
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,133,580

		$9,473,191

Insured-Water and Sewer — 5.1%
$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 4.70%, 7/1/36	$683,390
1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 5.10%, 9/1/37	733,650
3,420	South Central Connecticut Regional Water Authority, (MBIA), 5.25%, 8/1/24	3,437,955
1,000	South Central Connecticut Regional Water Authority, (MBIA), 5.25%, 8/1/32	963,140

		$5,818,135

Lease Revenue/Certificates of Participation — 1.7%
$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$1,974,918

		$1,974,918

Other Revenue — 0.3%
$8,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$186,354
16,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	196,098

		$382,452

Senior Living/Life Care — 0.6%
$1,000	Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$678,570

		$678,570

Solid Waste — 2.0%
$2,750	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,311,375

		$2,311,375

Special Tax Revenue — 7.5%
$3,180	Connecticut Special Tax Obligation, Transportation Infrastructure, 6.125%, 9/1/12	$3,434,527
2,000	Connecticut Special Tax Obligation, Transportation Infrastructure, 6.50%, 10/1/12	2,223,560
3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,812,444

		$8,470,531

Transportation — 0.5%
$500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$507,195

		$507,195

Water and Sewer — 1.2%
$1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	$1,332,288

		$1,332,288

Total Tax-Exempt Investments — 102.2% (identified cost $126,897,014)		$115,625,412

Other Assets, Less Liabilities — (2.2)%		$(2,442,539)

Net Assets — 100.0%		$113,182,873

3

AGC	— Assured Guaranty Corp.
AMBAC	— AMBAC Financial Group, Inc.
AMT	— Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	— Berkshire Hathaway Assurance Corp.
CIFG	— CIFG Assurance North America, Inc.
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance, Inc.
MBIA	— Municipal Bond Insurance Association
RADIAN	— Radian Group, Inc.
XLCA	— XL Capital Assurance, Inc.
The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 22.8% of the Fund’s net assets at October 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2008, 51.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 28.9% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities is $368,169 or 0.3% of the Fund’s net assets.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2008.

4

A summary of financial instruments at October 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/08	91 U.S. Treasury Bond	Short	$(10,714,934)	$(10,294,375)	$420,559

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
Merrill Lynch Capital Services, Inc.	$2,475,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009 /April 1, 2039	$(71,432)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At October 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$118,831,597

Gross unrealized appreciation	$1,808,402
Gross unrealized depreciation	(12,634,587)

Net unrealized depreciation	$(10,826,185)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$420,559
Level 2	Other Significant Observable Inputs	115,625,412	(71,432)
Level 3	Significant Unobservable Inputs	—	—

Total		$115,625,412	$349,127

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Michigan Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 100.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.5%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	$1,356,637
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	615,465

		$1,972,102

Electric Utilities — 1.4%
$1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$806,020

		$806,020

Escrowed/Prerefunded — 4.4%
$530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$588,973
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	813,728
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,083,610

		$2,486,311

General Obligations — 1.8%
$500	Kent County Building Authority, 5.50%, 6/1/26(1)	$534,455
570	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	498,927

		$1,033,382

Hospital — 18.2%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$471,495
410	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	314,605
690	Kent Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47	691,953
170	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	168,263
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,771,360
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,125,375
1,105	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	869,757
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	376,290
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	1,305,645
1,500	Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,097,415
1,300	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	976,118
950	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	788,224
575	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	388,050

		$10,344,550

Housing — 1.9%
$1,435	Michigan Housing Development Authority, (AMT), 5.20%, 6/1/39	$1,092,049

		$1,092,049

Insured-Education — 4.7%
$3,000	Wayne University, (MBIA), 5.00%, 11/15/37	$2,680,200

		$2,680,200

1

Insured-Electric Utilities — 3.5%
$300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), (MBIA), 6.95%, 5/1/11	$319,350
2,000	Michigan Strategic Fund, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	1,674,720

		$1,994,070

Insured-Escrowed/Prerefunded — 7.9%
$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,141,540
2,165	Warren, Water and Sewer, (FSA), Prerefunded to 11/1/11, 5.25%, 11/1/26	2,316,485

		$4,458,025

Insured-General Obligations — 30.3%
$850	Allen Park Public School District, (FSA), 4.25%, 5/1/29	$686,366
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	598,226
2,500	Detroit City School District, (FSA), 5.25%, 5/1/32	2,456,950
1,000	Detroit City School District, (FSA), 6.00%, 5/1/29	1,063,690
1,000	Healthsource Saginaw, Inc., Saginaw County, (MBIA), 5.00%, 5/1/29	918,260
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,211,383
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	944,850
2,410	Okemos Public School District, (MBIA), 0.00%, 5/1/16	1,640,222
500	Otsego Public School District, (FSA), 4.25%, 5/1/34	384,850
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	2,762,184
350	Puerto Rico, (FSA), Variable Rate, 9.183%, 7/1/27(2)(3)	368,169
1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,405,054
1,250	Van Dyke Public Schools, (FSA), 5.00%, 5/1/38	1,125,737
1,965	Woodhaven Brownstown School District, (FSA), 4.00%, 5/1/27	1,584,596

		$17,150,537

Insured-Housing — 0.1%
$40	Michigan Housing Development Authority, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	$31,005

		$31,005

Insured-Lease Revenue/Certificates of Participation — 1.4%
$3,000	Michigan Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	$774,120

		$774,120

Insured-Transportation — 4.3%
$1,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	$875,085
2,000	Wayne Charter County Airport, (MBIA), (AMT), 5.00%, 12/1/28	1,566,540

		$2,441,625

Insured-Water and Sewer — 3.4%
$2,500	Detroit Sewer Disposal System, (MBIA), 4.50%, 7/1/35	$1,942,950

		$1,942,950

Other Revenue — 1.2%
$1,090	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$709,852

		$709,852

Special Tax Revenue — 7.6%
$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$1,991,925

2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	972,140
10,000	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	382,800

2

1,090	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	947,624

		$4,294,489

Transportation — 5.2%
$3,000	Kent County Airport Facility, 5.00%, 1/1/25(4)	$2,921,955

		$2,921,955

Total Tax-Exempt Investments — 100.8% (identified cost $61,991,764)		$57,133,242

Other Assets, Less Liabilities — (0.8)%		$(462,882)

Net Assets — 100.0%		$56,670,360

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2008, 55.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 23.7% of total investments.
(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2008.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities is $368,169 or 0.6% of the Fund’s net assets.

(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

3

A summary of financial instruments at October 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/08	110 U.S Treasury Bond	Short	$(12,952,118)	$(12,443,750)	$508,368

Interest Rate Swaps

Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
			3-month USD-	April 1, 2009 /
Merrill Lynch Capital Services, Inc.	$1,150,000	4.682%	LIBOR-BBA	April 1, 2039	$(33,191)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At October 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,152,139

Gross unrealized appreciation	$1,509,785

Gross unrealized depreciation	(6,278,682)

Net unrealized depreciation	$(4,768,897)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$508,368
Level 2	Other Significant Observable Inputs	57,133,242	(33,191)
Level 3	Significant Unobservable Inputs	—	—

Total		$57,133,242	$475,177

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Minnesota Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 96.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 9.1%
$750	Minnesota Higher Education Facilities Authority, (Augsburg College), 5.00%, 5/1/36	$519,300
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,068,675
1,030	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/27	858,330
1,500	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,175,685
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	491,573
1,000	Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.50%, 10/1/32	789,310
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,368,767
1,000	University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	966,100

		$7,237,740

Electric Utilities — 5.0%
$500	Minnesota Municipal Power Agency, 4.75%, 10/1/32	$401,715
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	618,772
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	1,642,660
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	403,010
1,000	Rochester Electric, Utility Revenue, 5.00%, 12/1/30	928,040

		$3,994,197

Escrowed/Prerefunded — 7.4%
$1,980	Chaska Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,110,423
500	Columbia Heights, Multi-family Mortgage Revenue, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	586,455
1,980	Rochester Electric, Prerefunded to 12/1/10, 5.25%, 12/1/30	2,094,008
1,000	St. Louis Park Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,085,720

		$5,876,606

General Obligations — 11.3%
$1,000	Burnsville Independent School District No. 191, 4.75%, 2/1/29	$923,950
750	Dakota County Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	751,905
500	Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	449,235
2,000	Duluth, 5.00%, 2/1/34	1,851,380
635	Golden Valley, 4.75%, 2/1/24	622,135
825	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15(1)	797,767
1,000	Minnesota, 5.00%, 11/1/26	1,003,270
1,000	St. Michael Independent School District No. 885, 4.50%, 2/1/28	878,840
1,500	Washington County, 3.50%, 2/1/28	1,088,130
750	Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	670,920

		$9,037,532

Hospital — 6.5%
$1,000	Douglas County, (Douglas County Hospital Project), 6.25%, 7/1/38	$903,210
1,000	Maple Grove Health Care System, (Maple Grove Hospital Corp.), 5.25%, 5/1/37	819,380
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	598,857
500	Northfield, 5.375%, 11/1/31	377,320
1,500	Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	1,222,935

1

500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	372,335
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/30	874,590

		$5,168,627

Housing — 5.3%
$500	Minneapolis, Multi-family Housing, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$395,335
1,000	Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	700,090
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	365,755
1,000	Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	792,760
1,000	Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	691,210
1,650	Minnetonka, Multi-family Housing, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,292,560

		$4,237,710

Industrial Development Revenue — 0.9%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$762,870

		$762,870

Insured-Education — 0.6%
$500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	$505,465

		$505,465

Insured-Electric Utilities — 12.7%
$1,000	Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$987,380
1,150	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	977,891
2,000	Rochester Electric, (MBIA), 4.50%, 12/1/26	1,760,060
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21	500,935
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	4,120,500
2,000	Western Minnesota Municipal Power Agency, (FSA), 5.00%, 1/1/36	1,774,860

		$10,121,626

Insured-Escrowed/Prerefunded — 3.7%
$1,270	Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,361,415
1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32	1,581,045

		$2,942,460

Insured-General Obligations — 10.5%
$1,525	Alexandria Independent School District No. 206, (FSA), 5.00%, 2/1/27	$1,512,266
2,245	Cambridge Independent School District No. 911, (MBIA), 0.00%, 2/1/29	633,696
2,000	Chaska Independent School District No. 112, (MBIA), 4.50%, 2/1/28	1,777,240
685	Chatfield Independent School District No. 227, (FSA), 4.625%, 2/1/32	596,300
1,005	Fergus Falls Independent School District No. 544, (FSA), 4.625%, 1/1/28	921,183
1,000	Rosemount Independent School District No. 196, (FSA), 5.00%, 2/1/23	987,890
1,000	Spring Lake Park Independent School District No. 16, (FSA), 5.00%, 2/1/22	1,005,300
1,000	St. Francis Independent School District No. 15, (MBIA), 5.00%, 2/1/27	954,970

		$8,388,845

Insured-Hospital — 4.9%
$2,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	$1,669,320
2,000	Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37	1,771,120
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	451,611

		$3,892,051

2

Insured-Other Revenue — 1.0%
$800	St. Paul Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$769,872

		$769,872

Insured-Special Tax Revenue — 3.4%
$2,000	St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$1,753,040
1,000	Washington County Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	969,310

		$2,722,350

Insured-Transportation — 3.2%
$2,000	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	$1,681,100
1,000	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), (AMT), 5.00%, 1/1/22	838,790

		$2,519,890

Miscellaneous — 2.5%
$2,000	Minneapolis Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,008,760

		$2,008,760

Senior Living/Life Care — 1.6%
$670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	$467,875
975	St. Paul Housing and Redevelopment, (Care Institute, Inc.-Highland), 8.75%, 11/1/24(2)	850,736

		$1,318,611

Special Tax Revenue — 4.4%
$2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	$1,781,980
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	1,746,740

		$3,528,720

Water Revenue — 2.5%
$2,000	Minnesota Public Facilities Authority, Clean Water Revenue, 5.00%, 3/1/26	$2,009,340

		$2,009,340

Total Tax-Exempt Investments — 96.5% (identified cost $84,524,977)		$77,043,272

Other Assets, Less Liabilities — 3.5%		$2,788,450

Net Assets — 100.0%		$79,831,722

AGC	— Assured Guaranty Corp.
AMBAC	— AMBAC Financial Group, Inc.
AMT	— Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance, Inc.
GNMA	— Government National Mortgage Association
MBIA	— Municipal Bond Insurance Association
XLCA	— XL Capital Assurance, Inc.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2008, 41.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 16.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security is in default with respect to scheduled principal payments.

3

A summary of financial instruments at October 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/08	70 U.S. Treasury Bond	Short	$(8,235,693)	$(7,918,750)	$316,943

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$750,000	4.743%	3-month USD-LIBOR-BMA	September 14, 2009 / September 14, 2039	$(20,616)
Morgan Stanley Capital Services, Inc.	350,000	4.691	3-month USD-LIBOR-BBA	June 11, 2009 / June 11, 2039	(8,651)

					$(29,267)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At October 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$84,430,562

Gross unrealized appreciation	$1,324,034
Gross unrealized depreciation	(8,711,324)

Net unrealized depreciation	$(7,387,290)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$316,943
Level 2	Other Significant Observable Inputs	77,043,272	(29,267)
Level 3	Significant Unobservable Inputs	—	—

Total		$77,043,272	$287,676

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance New Jersey Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 106.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.3%
$750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$631,440
750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	603,983
660	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	537,266
4,035	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37(1)	3,491,469
10,125	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	8,707,095
1,025	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	806,829
880	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	649,088

		$15,427,170

Electric Utilities — 3.7%
$9,000	Puerto Rico Electric Power Authority, Series N, 0.00%, 7/1/17	$5,839,020
2,000	Puerto Rico Electric Power Authority, Series O, 0.00%, 7/1/17	1,297,680
2,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,922,100

		$9,058,800

General Obligations — 2.5%
$3,720	Gloucester County Improvement Authority, (Landfill Project), 4.50%, 3/1/30	$3,209,802
3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	2,872,470

		$6,082,272

Health Care-Miscellaneous — 0.4%
$1,035	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$864,163

		$864,163

Hospital — 14.6%
$600	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$459,744
1,700	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,164,126
1,200	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	933,504
2,250	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,845,472
5,940	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	5,009,558
1,115	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,041,276
8,145	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	6,246,971
1,250	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.00%, 7/1/26	984,763
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17	3,000,060
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,033,351
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,624,967
1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,406,046
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	1,846,500
2,075	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/26	1,741,050
7,015	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	5,268,896

		$35,606,284

1

Housing — 4.7%
$5,435	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$3,703,735
3,000	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,259,840
635	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/36	614,559
6,365	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	4,744,726

		$11,322,860

Industrial Development Revenue — 4.6%
$6,780	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	$4,465,444
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,059,656
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,374,113
6,465	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	4,347,712

		$11,246,925

Insured-Education — 4.0%
$9,690	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35(1)	8,864,315
805	New Jersey Educational Facilities Authority, (Richard Stockton College), (FSA), 5.375%, 7/1/38	$778,870

		$9,643,185

Insured-Electric Utilities — 2.5%
$2,500	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	$2,114,650
3,900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	3,928,782

		$6,043,432

Insured-Escrowed/Prerefunded — 2.0%
$2,520	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Corp.), (MBIA), Escrowed to Maturity, 0.00%, 7/1/23	$1,146,877
3,550	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	3,749,869

		$4,896,746

Insured-Gas Utilities — 3.5%
$10,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (MBIA), (AMT), 4.90%, 10/1/40	$8,609,600

		$8,609,600

Insured-General Obligations — 5.4%
$3,050	Hudson County Improvements Authority, (MBIA), 0.00%, 12/15/35	$547,780
3,100	Hudson County Improvements Authority, (MBIA), 0.00%, 12/15/36	519,746
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,473,091
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,321,044
10,965	Jackson Township School District, (MBIA), 2.50%, 6/15/27	7,161,241

		$13,022,902

Insured-Hospital — 4.8%
$4,250	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,385,950
10,970	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	3,692,063
140	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	132,453
1,995	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	1,861,135
2,420	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	2,178,702

2

3,480	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Corp.), (MBIA), 0.00%, 7/1/23	1,441,590

		$11,691,893

Insured-Lease Revenue/Certificates of Participation — 1.0%
$2,745	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/32	$2,455,293

		$2,455,293

Insured-Special Tax Revenue — 6.7%
$7,870	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$3,192,151
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	1,974,920
12,590	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,073,620
5,890	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,775,010
4,210	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	3,895,092
12,215	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	517,916
2,260	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	198,903
4,480	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	367,718
3,580	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	273,727

		$16,269,057

Insured-Student Loan — 2.3%
$6,000	New Jersey Higher Education Assistance Authority, (AGC), 6.125%, 6/1/30	$5,488,380

		$5,488,380

Insured-Transportation — 4.9%
$8,830	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 4.75%, 12/15/37	$7,689,252
16,195	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31(2)	4,235,964

		$11,925,216

Insured-Water and Sewer — 5.7%
$1,090	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10	$1,124,368
9,805	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	7,727,909
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	4,968,975

		$13,821,252

Lease Revenue/Certificates of Participation — 8.1%
$720	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/14	$833,717
785	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/15	918,324
2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	2,460,906
1,650	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,614,806
5,500	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,582,105
1,580	New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/33	1,473,571
9,000	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transportation Program), 5.25%, 10/1/38	7,820,550

		$19,703,979

Other Revenue — 2.3%
$16,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$342,720
34,960	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	416,374
12,800	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	547,712
7,875	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	4,255,650

		$5,562,456

Senior Living/Life Care — 4.7%
$1,345	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,134,050
2,230	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	1,796,243

3

2,650	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	2,299,697
2,115	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	1,619,202
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(3)	2,694,880
3,075	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,913,880

		$11,457,952

Special Tax Revenue — 2.1%
$300	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$232,080
525	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	373,732
5,085	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	4,420,797

		$5,026,609

Transportation — 8.1%
$19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94	$19,825,550

		$19,825,550

Water and Sewer — 1.8%
$5,170	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	$4,347,091

		$4,347,091

Total Tax-Exempt Investments — 106.7% (identified cost $303,291,798)		$259,399,067

Other Assets, Less Liabilities — (6.7)%		$(16,260,760)

Net Assets — 100.0%		$243,138,307

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	—	Berkshire Hathaway Assurance Corp.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.
The Fund invests primarily in debt securities issued by New Jersey municipalities. In addition, 11.3% of the Fund’s net assets at October 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2008, 40.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 15.6% of total investments.
(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security is in default with respect to scheduled principal payments.

4

A summary of financial instruments at October 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/08	600 U.S. Treasury Bond	Short	$(70,647,900)	$(67,875,000)	$2,772,900

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
			3-month USD-	September 14, 2009 /
JPMorgan Chase Co.	$6,612,500	4.743%	LIBOR-BBA	September 14, 2039	$(181,760)
Merrill Lynch Capital Services, Inc.	12,175,000	4.682	3-month USD- LIBOR-BBA	April 1, 2009 / April 1, 2039	(351,390)
Morgan Stanley Capital Services, Inc.	4,100,000	4.691	3-month USD- LIBOR-BBA	June 11, 2009 / June 11, 2039	(101,346)

					$(634,496)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At October 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$281,094,531

Gross unrealized appreciation	$2,670,602
Gross unrealized depreciation	(45,816,066)

Net unrealized depreciation	$(43,145,464)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:
New Jersey Fund

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$2,772,900
Level 2	Other Significant Observable Inputs	259,399,067	(634,496)
Level 3	Significant Unobservable Inputs	—	—

Total		$259,399,067	$2,138,404

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Pennsylvania Municipals Fund	as of October 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 104.7%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 1.9%
$5,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$4,879,600

		$4,879,600

Cogeneration — 2.5%
$1,055	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,065,867
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	4,568,550
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	849,640

		$6,484,057

Education — 5.2%
$1,150	Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,002,397
2,000	Lancaster Higher Education Authority, (Franklin & Marshall College), 5.00%, 4/15/37	1,763,160
3,000	Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	2,770,440
1,000	Pennsylvania Higher Educational Facilities Authority, (La Salle University), 5.00%, 5/1/37	686,650
5,050	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	4,255,736
3,500	Pennsylvania State University, 4.50%, 8/15/36	2,814,000

		$13,292,383

Electric Utilities — 0.7%
$2,250	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$1,832,558

		$1,832,558

Escrowed/Prerefunded — 2.5%
$675	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	$742,642
2,000	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	2,195,020
1,210	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	1,341,369
1,900	Lancaster County Hospital Authority, (Lancaster General Hospital), Prerefunded to 9/15/13, 5.50%, 3/15/26	2,081,982

		$6,361,013

General Obligations — 0.4%
$1,000	Radnor Township, 5.125%, 7/15/34	$929,180

		$929,180

Hospital — 8.9%
$3,060	Hazelton Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	$2,172,202
2,895	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	2,079,884
1,000	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	918,350
2,150	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,753,325

5,000	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,093,950
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	719,750
4,100	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	3,901,888
7,180	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	5,292,306
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,823,851

		$22,755,506

Housing — 5.2%
$1,460	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 4.95%, 11/1/37	$1,047,404
6,920	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	4,697,503
3,995	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	3,175,186
5,960	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	4,289,174

		$13,209,267

Industrial Development Revenue — 1.0%
$500	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$396,915
1,500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,200,465
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,020,315

		$2,617,695

Insured-Education — 8.5%
$3,000	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$2,838,270
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,239,206
2,500	Pennsylvania Higher Educational Facilities Authority, (MBIA), 5.00%, 6/15/23	2,469,225
2,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (MBIA), 5.00%, 5/1/37	2,241,950
2,875	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	2,459,419
4,850	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 5.00%, 4/1/25	4,665,845
2,190	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (MBIA), 4.50%, 6/15/36	1,743,349
3,535	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadephia), (AGC), 5.00%, 11/1/32	3,230,778
965	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	763,682

		$21,651,724

Insured-Electric Utilities — 2.0%
$3,445	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (MBIA), 4.75%, 2/15/27	$2,953,330
2,500	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	2,114,650

		$5,067,980

Insured-Escrowed/Prerefunded — 7.8%
$2,500	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	$1,478,275
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,451,809
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,361,745
3,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	1,770,305
2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	909,927
5,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	5,282,018
2,610	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,509,232
5,780	Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,126,113
5,400	Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	2,940,786

		$19,830,210

Insured-General Obligations — 14.2%
$2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/20	$1,088,906

2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/21	1,018,706
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/22	951,436
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/23	889,960
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,528,760
5,175	Hazelton School District, (FGIC), (MBIA), 0.00%, 3/1/21	2,419,623
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	458,950
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	706,620
1,315	Lake Lehman School District, (MBIA), 0.00%, 4/1/26	438,211
1,430	Mars Area School District, (MBIA), Escrowed to Maturity, 0.00%, 3/1/14	1,157,528
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	396,088
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	734,526
4,000	Montour School District, (FSA), 5.00%, 4/1/32	3,688,840
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,255,820
3,040	Philadelphia School District, (FGIC), 4.375%, 6/1/34	2,389,653
3,300	Puerto Rico, (FSA), Variable Rate, 9.183%, 7/1/27(2)(3)	3,471,303
1,500	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,427,310
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	628,813
8,500	Scranton School District, (FSA), 5.00%, 7/15/38	7,652,040

		$36,303,093

Insured-Hospital — 3.9%
$3,750	Allegheny County Hospital Authority, (Magee-Women’s Hospital), (FGIC), (MBIA), 0.00%, 10/1/15	$2,596,275
6,930	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(1)	6,005,157
10	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35	8,665
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,241,539

		$9,851,636

Insured-Industrial Development Revenue — 1.1%
$4,000	York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$2,762,800

		$2,762,800

Insured-Lease Revenue/Certificates of Participation — 3.8%
$9,500	State Public School Building Authority, (FSA), 5.50%, 6/1/28(1)	$9,729,482

		$9,729,482

Insured-Special Tax Revenue — 0.5%
$11,000	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$466,400
2,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	179,100
4,035	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	331,193
3,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	246,584

		$1,223,277

Insured-Transportation — 14.5%
$8,850	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30(4)	$8,714,064
6,000	Philadelphia Airport Commission, (FSA), (AMT), 5.00%, 6/15/27	4,761,300
7,950	Philadelphia Airport Revenue, (MBIA), (AMT), 4.75%, 6/15/35	5,576,925
3,300	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	2,927,100
6,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	5,250,510
11,000	Puerto Rico Highway and Transportation Authority, (AGC), (FSA), 5.25%, 7/1/36(1)	9,757,220

		$36,987,119

Insured-Utilities — 3.6%
$11,550	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$9,189,988

		$9,189,988

Insured-Water and Sewer — 6.9%
$5,125	Allegheny County Sanitation Authority, (FGIC), 5.00%, 12/1/37	$4,306,794
460	Allegheny County Sanitation Authority, (MBIA), 5.50%, 12/1/30	455,336
4,000	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (MBIA), (AMT), 5.00%, 2/1/40	2,825,160
5,670	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (MBIA), (AMT), 5.00%, 2/1/35	4,149,759
4,125	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (MBIA), (AMT), 5.00%, 11/1/36	2,988,480
2,470	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	1,866,110
2,235	Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	1,126,529

		$17,718,168

Nursing Home — 2.1%
$2,000	Allegheny County Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$1,468,720
2,805	Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,686,657
1,175	Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,138,552

		$5,293,929

Senior Living/Life Care — 2.2%
$2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27(5)	$1,603,550
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,311,839
1,835	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,609,827
600	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	468,684
900	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	653,616

		$5,647,516

Special Tax Revenue — 2.5%
$7,285	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$6,333,433

		$6,333,433

Transportation — 2.2%
$990	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	$879,872
750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	606,285
4,500	Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,092,345

		$5,578,502

Water and Sewer — 0.6%
$1,750	Harrisburg Water Authority, 5.25%, 7/15/31	$1,658,773

		$1,658,773

Total Tax-Exempt Investments — 104.7% (identified cost $308,511,608)		$267,188,889

Other Assets, Less Liabilities — (4.7)%		$(12,080,569)

Net Assets — 100.0%		$255,108,320

AGC	— Assured Guaranty Corp.
AMBAC	— AMBAC Financial Group, Inc.
AMT	— Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	— CIFG Assurance North America, Inc.
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance, Inc.
MBIA	— Municipal Bond Insurance Association
XLCA	— XL Capital Assurance, Inc.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. In addition, 14.8% of the Fund’s net assets at October 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2008, 63.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 24.5% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2008.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities is $3,471,303 or 1.4% of the Fund’s net assets.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security is in default with respect to scheduled principal payments.

A summary of financial instruments at October 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/08	670 U.S. Treasury Bond	Short	$(78,890,155)	$(75,793,750)	$3,096,405

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JP Morgan Chase Co.	$3,650,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(100,329)
Merrill Lynch Capital Services, Inc.	4,500,000	4.682	3-month USD- LIBOR-BBA	April 1, 2009 / April 1, 2039	(129,877)
Morgan Stanley Capital Services, Inc.	5,000,000	4.691	3-month USD- LIBOR-BBA	June 11, 2009 / June 11, 2039	(123,593)

					$(353,799)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At October 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$279,639,273

Gross unrealized appreciation	$3,276,669
Gross unrealized depreciation	(41,377,053)

Net unrealized depreciation	$(38,100,384)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$3,096,405
Level 2	Other Significant Observable Inputs	267,188,889	(353,799)
Level 3	Significant Unobservable Inputs	—	—

Total		$267,188,889	$2,742,606

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	December 23, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	December 23, 2008

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	December 23, 2008